Income Taxes: Schedule of Income tax benefit or expense, by Jurisdiction (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Income tax benefit or expense, by Jurisdiction:
Schedule of Income tax benefit or expense, by Jurisdiction

	Years ended December 31,
	2011	2010	2009
Current income tax expense (benefit)
Russia	323,370	195,514	41,940
Switzerland	7,512	921	3,911
Romania	1,153	80	57
Lithuania	–	–	(1)
Kazakhstan	5,783	531	–
USA	31	–	–
Other	15,355	4,215	4,651
	353,204	201,261	50,558
Deferred income tax expense (benefit)
Russia	16,577	34,147	(10,829)
Switzerland	(999)	(2,822)	3,073
Romania	(592)	(794)	(2,680)
Lithuania	234	48	230
Kazakhstan	(10,546)	55,964	(3,251)
USA	2,052	(8,007)	(20,200)
Other	(50)	(3,141)	1,992
	6,676	75,395	(31,665)
Total income tax expense	359,880	276,656	18,893